Stock Incentive Plans	6 Months Ended
Jun. 30, 2011
Stock Incentive Plans [Abstract]
Stock Incentive Plans

Note 6 — Stock Incentive Plans

At June 30, 2011 options to purchase up to 2,569,636 shares of our common stock were outstanding and 1,037,441 shares were available for future grants or awards under our various stock incentive plans. At our July 14, 2011 annual shareholders' meeting, our shareholders approved the addition of 6 million shares to our 2008 stock incentive plan. We generally issue new shares for option exercises unless treasury shares are available for issuance. We had no treasury shares as of June 30, 2011 and have no plans to purchase any in the next year.

Stock-based Compensation — The following table summarizes stock-based compensation expense (in thousands):

	Three Months ended June 30,		Six Months ended June 30,
	2010	2011	2010	2011
Stock-based compensation:
Research and development	$161	$90	$345	$192
Selling, general and administrative	261	188	560	380

Total stock-based compensation	$422	$278	$905	$572

Stock-based compensation expense is recognized on a straight-line basis over the applicable vesting periods, based on the fair value on the grant date. Certain option and share awards provide for accelerated vesting if there is a change in control (as defined in the applicable plan and certain employment agreements we have with key employees).

Stock Options — Stock options to purchase shares of our common stock are granted under our existing stock-based incentive plans to certain employees, at prices at or above the fair market value on the date of grant.

The following table summarizes stock option activity during the three months ended June 30, 2011:

	Options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life	Aggregate Intrinsic Value
				(in thousands)
Outstanding December 31, 2010	2,641,059	$6.93
Options granted	8,188	0.68
Options exercised	0	0
Options expired	(66,823)	20.03
Options forfeited or cancelled	(12,788)	2.48

Outstanding at June 30, 2011	2,569,636	$6.59	6.2 years	$—

Exercisable at June 30, 2011	2,121,107	$7.00	5.7 years	$—

The per-share fair value of stock options granted was approximately $4.34 and $3.66 in the three and six months ended June 30, 2010 and $0.46 and $0.56 in the three and six months ended June 30, 2011, respectively, which were estimated at the date of grant using the Black-Scholes-Merton option valuation model with the following weighted average assumptions for the periods presented as follows:

	Three months ended June 30,		Six months ended June 30,
	2010	2011	2010	2011
Expected dividend yield	0%	0%	0%	0%
Risk free interest rate	2.8%	2.6%	2.9%	2.5%
Expected stock volatility	113%	113%	112%	113%
Expected option life	6.0 years	5.5 years	6.0 years	5.6 years

As of June 30, 2011, we had approximately $0.9 million of total unrecognized compensation cost related to unvested stock options. Total unrecognized compensation cost will be adjusted for future changes in estimated forfeitures. We expect to recognize this cost over a weighted average period of approximately 1.3 years.

The intrinsic value of stock options outstanding and exercisable at June 30, 2011 is based on the $0.19 closing market price of our common stock on that date, and is calculated by aggregating the difference between $0.19 and the exercise price of each of the outstanding vested and unvested stock options. There were no stock options outstanding at June 30, 2011 which had an exercise price less than $0.19. In the three and six months ended June 30, 2010, stock options to purchase 5,000 and 23,750 shares were exercised which had an intrinsic value of approximately $16,000 and $71,000, respectively. There were no stock options exercised in the three or six months ended June 30, 2011. The total grant date fair value of options that vested during the three and six months ended June 30, 2010 was approximately $1.0 million and $1.2 million, respectively. The total grant date fair value of options that vested during the three and six months ended June 30, 2011 was approximately $0.2 million and $0.7 million, respectively.

Non-Employee Option Grants — We have granted stock options to non-employee members of our Scientific Advisory Board. In addition, as part of the Cequent acquisition, we assumed stock options granted to non-employees which were converted to stock options for 79,642 shares of Marina Biotech common stock. Non-employee option grants are recorded as expense over the vesting period of the underlying stock options. At the end of each financial reporting period prior to vesting, the value of these stock options, as calculated using the Black-Scholes-Merton option pricing model, is re-measured using the fair value of our common stock and the stock-based compensation recognized during the period is adjusted accordingly. Since the fair value of options granted to non-employees is subject to change in the future, the amount of future compensation expense will include fair value re-measurements until the stock options are fully vested. Expense recognized relating to options granted to non-employees was not material in the three and six month periods ended June 30, 2010 and June 30, 2011.

Restricted Stock Awards — We have issued shares of restricted stock to certain employees and members of our Board pursuant to our 2004 Stock Incentive Plan. We have not granted any restricted stock awards since 2008 and currently have no plans to issue additional restricted stock awards. As of December 31, 2010, there were 935 unvested shares of restricted stock outstanding. These shares vested in January 2011 and there are no restricted stock awards remaining to vest.

Non-cash compensation expense for restricted stock awards is recognized on a straight-line basis over the applicable vesting periods based on the fair value of the restricted stock on the grant date. As of June 30, 2011, there is no unrecognized compensation cost related to unvested restricted stock awards. Stock-based compensation expense recorded and the fair value of restricted stock vested was not material for the three and six month periods ended June 30, 2010 and June 30, 2011.

Employee Stock Purchase Plan — As of June 30, 2011, a total of 150,000 shares of common stock have been reserved for issuance under our 2007 Employee Stock Purchase Plan ("ESPP"), of which 112,150 have been issued to date. At our July 14, 2011 annual shareholders' meeting, our shareholders approved the addition of 500,000 shares to the plan. Under the terms of the ESPP, a participant may purchase shares of our common stock at a price equal to the lesser of 85% of the fair market value on the date of offering or on the date of purchase. Stock-based compensation expense related to the ESPP was not material in the three and six month periods ended June 30, 2010 and June 30, 2011.